Other operating expenses - MSA Liability (Details) £ in Millions, $ in Millions	12 Months Ended						36 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)
Other Operating Expenses [Line Items]
Opening MSA liability	£ 2,193
Settlement expense	2,023		£ 2,387		£ 2,486
Closing MSA liability	1,788		2,193				£ 1,788
Master Settlement Agreement and State Settlement Agreements | R J Reynolds Tobacco Company
Other Operating Expenses [Line Items]
Opening MSA liability	2,193	$ 2,637	2,079	$ 2,815	2,296	$ 3,139	2,296	$ 3,139
Settlement expense	2,023	2,516	2,387	2,951	2,486	3,420
Cash paid	(2,311)	(2,874)	(2,531)	(3,129)	(2,722)	(3,744)
Difference on exchange	(117)	0	258	0	19	0
Closing MSA liability	£ 1,788	$ 2,279	£ 2,193	$ 2,637	£ 2,079	$ 2,815	£ 1,788	$ 2,279